                            THE GALAXY FUND

                          TRUST SHARES OF THE
                           EQUITY VALUE FUND,
                          EQUITY GROWTH FUND,
                          EQUITY INCOME FUND,
                       INTERNATIONAL EQUITY FUND,
                       SMALL COMPANY EQUITY FUND,
                         ASSET ALLOCATION FUND,
                         SMALL CAP VALUE FUND,
                       GROWTH AND INCOME FUND AND
                         STRATEGIC EQUITY FUND

                     SUPPLEMENT DATED JULY 1, 1998
                TO THE PROSPECTUS DATED FEBRUARY 28, 1998

THE FOLLOWING REPLACES THE FIFTEENTH FULL PARAGRAPH UNDER THE HEADING "MANAGEMENT OF THE FUNDS - INVESTMENT ADVISER AND SUB-ADVISER" ON PAGE 43 OF THE PROSPECTUS:

     The Growth and Income Fund's portfolio manager, Gregory M. Miller, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Miller, a Vice President, has been associated with Fleet since 1985.

                            THE GALAXY FUND

                  RETAIL A SHARES AND RETAIL B SHARES
                       OF THE EQUITY VALUE FUND,
                         EQUITY GROWTH FUND,
                         EQUITY INCOME FUND,
                      INTERNATIONAL EQUITY FUND,
                      SMALL COMPANY EQUITY FUND,
                        ASSET ALLOCATION FUND,
                        SMALL CAP VALUE FUND,
                      GROWTH AND INCOME FUND AND
                        STRATEGIC EQUITY FUND

                     SUPPLEMENT DATED JULY 1, 1998
               TO THE PROSPECTUS DATED FEBRUARY 28, 1998

THE FOLLOWING REPLACES THE FIFTEENTH FULL PARAGRAPH UNDER THE HEADING "MANAGEMENT OF THE FUNDS - INVESTMENT ADVISER AND SUB-ADVISER" ON PAGE 44 OF THE PROSPECTUS:

     The Growth and Income Fund's portfolio manager, Gregory M. Miller, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Miller, a Vice President, has been associated with Fleet since 1985.

                            THE GALAXY FUND

                              TRUST SHARES
                                 OF THE
                         GROWTH AND INCOME FUND

                      SUPPLEMENT DATED JULY 1, 1998
                TO THE PROSPECTUS DATED FEBRUARY 28, 1998

THE FOLLOWING REPLACES THE FIFTH FULL PARAGRAPH UNDER THE HEADING "MANAGEMENT OF THE FUNDS - INVESTMENT ADVISER" ON PAGE 20 OF THE PROSPECTUS:

     The Fund's portfolio manager, Gregory M. Miller, is primarily responsible for the day-to-day management of the Fund's investment portfolio. Mr. Miller, a Vice President, has been associated with Fleet since 1985.